Annual Total Returns[BarChart] - Federated Hermes Kaufmann Large Cap Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.90%)	26.37%	37.03%	12.12%	3.13%	4.62%	23.57%	0.12%	38.14%	28.55%